Consolidated balance sheet - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Assets
Cash and balances with central banks	$ 45,815	$ 20,059	$ 19,486
Cash and balances with central banks, percentage movement from prior period	128.00%	3.00%
Cash and balances with central banks, percentage movement from same period of prior year	135.00%	(25.00%)
Collateral paid	$ 5,339	$ 5,930	6,103
Collateral paid, percentage movement from prior period	(10.00%)
Collateral paid, percentage movement from same period of prior year	(13.00%)
Trading securities and financial assets measured at fair value through income statement (FVIS)	$ 26,280	31,781	29,307
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from prior period	(17.00%)
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from same period of prior year	(10.00%)
Derivative financial instruments	$ 56,661	29,859	21,765
Derivative financial instruments, percentage movement from prior period	90.00%
Derivative financial instruments, percentage movement from same period of prior year	160.00%
Investment securities	$ 85,789	73,401	68,536
Investment securities, percentage movement from prior period	17.00%
Investment securities, percentage movement from same period of prior year	25.00%
Loans	$ 719,678	714,770	714,297
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	1.00%
Other financial assets	$ 5,849	5,367	6,444
Other financial assets, percentage movement from prior period	9.00%
Other financial assets, percentage movement from same period of prior year	(9.00%)
Current tax assets			72
Current tax assets, percentage movement from same period of prior year	(100.00%)
Life insurance assets	$ 2,574	9,367	9,374
Life insurance assets, percentage movement from prior period	(73.00%)
Life insurance assets, percentage movement from same period of prior year	(73.00%)
Investment in associates	$ 101	129	115
Investment in associates, percentage movement from prior period	(22.00%)
Investment in associates, percentage movement from same period of prior year	(12.00%)
Property and equipment	$ 4,170	1,155	1,200
Deferred tax assets	$ 2,623	2,048	1,723
Deferred tax assets, percentage movement from prior period	28.00%
Deferred tax assets, percentage movement from same period of prior year	52.00%
Intangible assets	$ 11,943	11,953	11,850
Intangible assets, percentage movement from same period of prior year	1.00%
Other assets	$ 840	807	790
Other assets, percentage movement from prior period	4.00%
Other assets, percentage movement from same period of prior year	6.00%
Total assets	$ 967,662	906,626	891,062
Total assets, percentage movement from prior period	7.00%
Total assets, percentage movement from same period of prior year	9.00%
Liabilities
Collateral received	$ 12,728	3,287	1,889
Deposits and other borrowings	$ 582,920	563,247	555,007
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Other financial liabilities	$ 33,996	29,215	29,013
Other financial liabilities at fair value through income statement, percentage movement from prior period	16.00%
Other financial liabilities at fair value through income statement, percentage movement from same period of prior year	17.00%
Derivative financial instruments	$ 48,089	29,096	23,384
Derivative financial instruments, percentage movement from prior period	65.00%
Derivative financial instruments, percentage movement from same period of prior year	106.00%
Debt issues	$ 185,835	181,457	188,759
Debt issues, percentage movement from prior period	2.00%
Debt issues, percentage movement from same period of prior year	(2.00%)
Current tax liabilities	$ 31	163
Current tax liabilities, percentage movement from prior period	(81.00%)
Life insurance liabilities	$ 604	7,377	7,503
Life insurance liabilities, percentage movement from prior period	(92.00%)
Life insurance liabilities, percentage movement from same period of prior year	(92.00%)
Provisions	$ 4,669	3,169	2,764
Provisions, percentage movement from prior period	47.00%
Provisions, percentage movement from same period of prior year	69.00%
Deferred tax liabilities	$ 45	44
Deferred tax liabilities, percentage movement from prior period	2.00%
Other liabilities	$ 5,292	2,238	2,072
Other liabilities, percentage movement from prior period	136.00%
Other liabilities, percentage movement from same period of prior year	155.00%
Total liabilities excluding loan capital	$ 874,209	819,293	810,391
Total liabilities excluding loan capital, percentage movement from prior period	7.00%
Total liabilities excluding loan capital, percentage movement from same period of prior year	8.00%
Loan capital	$ 25,807	21,826	16,736
Loan capital, percentage movement from prior period	18.00%
Loan capital, percentage movement from same period of prior year	54.00%
Total liabilities	$ 900,016	841,119	827,127
Total liabilities, percentage movement from prior period	7.00%
Total liabilities, percentage movement from same period of prior year	9.00%
Net assets	$ 67,646	65,507	63,935
Net assets, percentage movement from prior period	3.00%
Net assets, percentage movement from same period of prior year	6.00%
Share capital:
Ordinary share capital	$ 40,503	37,508	36,351
Ordinary share capital, percentage movement from prior period	8.00%
Ordinary share capital, percentage movement from same period of prior year	11.00%
Treasury shares and Restricted Share Plan (RSP) treasury shares	$ (586)	(553)	(557)
Treasury shares and RSP treasury shares, percentage movement from prior period	6.00%
Treasury shares and RSP treasury shares, percentage movement from same period of prior year	5.00%
Reserves	$ 1,688	1,311	1,141
Reserves, percentage movement from prior period	29.00%
Reserves, percentage movement from same period of prior year	48.00%
Retained profits	$ 25,985	27,188	26,949
Retained profits, percentage movement from prior period	(4.00%)
Retained profits, percentage movement from same period of prior year	(4.00%)
Total equity attributable to owners of WBC	$ 67,590	65,454	63,884
Total equity attributable to owners of WBC, percentage movement from prior period	3.00%
Total equity attributable to owners of WBC, percentage movement from same period of prior year	6.00%
NCI	$ 56	53	51
NCI, percentage movement from prior period	6.00%
NCI, percentage movement from same period of prior year	10.00%
Total shareholders' equity and NCI	$ 67,646	$ 65,507	$ 63,935
Total shareholders' equity and NCI, percentage movement from prior period	3.00%
Total shareholders' equity and NCI, percentage movement from same period of prior year	6.00%